Nature of Operations (Details Textual)	1 Months Ended
	Jan. 31, 2013	Jan. 31, 2013	Mar. 31, 2014
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	5,880,667	5,880,667
Business Acquisition, Percentage of Voting Interests Acquired	88.20%	88.20%	88.20%